STOCKHOLDERS' EQUITY (Details 3) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Mar. 08, 2011 Common stock	Jun. 23, 2010 Common stock	Mar. 08, 2010 Common stock	Oct. 31, 2009 Cell Genesys Common stock	Dec. 31, 2009 Cell Genesys Common stock	Dec. 31, 2011 Issued on December 15, 2008 and expired on June 14, 2014	Dec. 31, 2011 Issued on July 21, 2009 and expired on July 20,2012	Dec. 31, 2011 Issued on August 13, 2009 and expired on August 12, 2014	Dec. 31, 2011 Issued on August 13, 2009 and expired on June 9, 2014	Dec. 31, 2011 Issued on October 14, 2009 and expired on April 1, 2012	Dec. 31, 2011 Issued on March 8, 2010 and expired on September 8, 2015	Mar. 08, 2010 Issued on March 8, 2010 and expired on September 8, 2015 Common stock	Dec. 31, 2011 Issued on March 8, 2010 and expired on June 9, 2014	Mar. 08, 2010 Issued on March 8, 2010 and expired on June 9, 2014 Common stock	Dec. 31, 2011 Issued on June 23, 2010 and expired on June 23, 2015	Jun. 23, 2010 Issued on June 23, 2010 and expired on June 23, 2015 Common stock	Dec. 31, 2011 Issued on June 23, 2010 and expired on June 9, 2015	Jun. 23, 2010 Issued on June 23, 2010 and expired on June 9, 2015 Common stock	Dec. 31, 2011 Issued on November 22, 2010 and expired on November 21, 2013	Dec. 31, 2011 Issued on December 30, 2010 and expired on December 30, 2015	Dec. 31, 2010 Issued on December 30, 2010 and expired on December 30, 2015 Common stock	Dec. 31, 2011 Issued on December 30, 2010 and expired on June 9, 2015	Dec. 31, 2010 Issued on December 30, 2010 and expired on June 9, 2015 Common stock	Dec. 31, 2011 Issued on March 8, 2011 and expired on March 8, 2014	Mar. 08, 2011 Issued on March 8, 2011 and expired on March 8, 2014 Common stock	Dec. 31, 2011 Issued on March 8, 2011 and expired on June 9, 2014	Mar. 08, 2011 Issued on March 8, 2011 and expired on June 9, 2014 Common stock
Stockholders' equity
Number of Underlying Shares Of Common Stock									50,000	30,000	400,000	40,000	65,874	867,052		34,682		594,530		35,671		30,000	882,353		52,941		670,971		40,665
Per Share Exercise Price (in dollars per share)							$ 235.62		$ 24.00	$ 12.00	$ 15.00	$ 15.00	$ 235.62	$ 12.48	$ 12.48	$ 12.96	$ 12.96	$ 14.70	$ 14.70	$ 15.78	$ 15.78	$ 12.00	$ 12.00	$ 12.00	$ 12.75	$ 12.75	$ 13.50	$ 13.50	$ 15.48	$ 15.48
Warrants issued to purchase common stock in connection with registered direct offering (in shares)	711,636	882,353	440,000	711,636	594,530	867,052
Shares of common stock issued in connection with registered direct offerings		2,467,230
Number of shares of stock issued during the period as a result of the exercise of warrants	1,458
Number of shares of stock of which warrants expired unexercised	151,868	127,291	89,166
Warrants to purchase shares of common stock as compensation for investor relations services	0	30,000	30,000
Number of shares of the acquirer entity issued on conversion of assumed warrants into warrants							65,874	65,874
Period over which warrants become exercisable from date of grant	12 months	12 months	12 months
Stock warrant expense	$ 204,980	$ 65,529	$ 64,103
Warrants to purchase shares of common stock outstanding and excercisable	3,794,741